Selected Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Selected Quarterly Financial Information (unaudited) [Abstract]
Net sales	$ 763	$ 898	$ 1,355	$ 1,026	$ 1,966	$ 1,164	$ 1,148	$ 1,311	$ 1,748	$ 5,243	$ 5,371	$ 6,616
Cost of revenues	1,309	1,132	2,134	2,280	700	507	627	487	763	6,245	2,384	2,492
Operating loss	(8,220)	(7,339)	(9,317)	(9,014)	(6,921)	(6,650)	(8,078)	(6,980)	(7,094)	(32,590)	(28,802)	(24,898)
Net loss	$ (8,205)	$ (7,331)	$ (9,323)	$ (8,966)	$ (6,894)	$ (6,623)	$ (8,416)	$ (6,831)	$ (7,540)	$ (32,511)	$ (29,410)	$ (36,336)
Basic and diluted net loss per share	$ (0.33)	$ (0.29)	$ (0.38)	$ (0.36)	$ (0.28)	$ (0.27)	$ (0.34)	$ (2.48)	$ (3.73)	$ (1.31)	$ (2.18)	$ (18.34)